Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Summary of Receivables from and Accounts Payable to Related Parties

The balances of receivables and payable as of December 31, 2025, December 31, 2024, and January 1, 2024, are as follows:

a)	Receivables from related parties

						Current			Non-current
Taxpayer ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	Other Services	276	250	282	—	—	—
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	IT Services	1,929	1,881	1,904	—	—	—
Foreign	Enel Generacion El Chocón S.A.	Argentina	Common Immediate Parent	US$	Engineering Services	17	17	17	—	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Engineering Services	572	18	18	—	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	1,804	2,227	2,120	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	IT Services	2,697	909	875	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	404	333	168	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Administrative Services	5,928	2,971	1,293	—	—	—
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Common Immediate Parent	US$	Other Services	84	84	77	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Technical Services	—	—	810	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	—	—	1,584	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Administrative Services	—	—	595	—	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Advance for Gas Purchase	26,675	19,742	4,547	—	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Engineering Services	2,271	2,360	1,651	—	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Other Services	22	11	63	—	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	—	—	15	—	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Sale of Materials	1,916	—	—	—	—	—
Foreign	Enel North America Inc	United States	Common Immediate Parent	CLP	Other Services	248	234	256	—	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	80	69	26	—	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	971	527	561	—	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodity derivatives	5,051	2,128	27,063	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	2,062	697	702	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical Services	2,040	2,063	2,085	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	385	950	767	—	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	685	601	640	—	—	—
Foreign	Enel Innovation Hubs Srl	Italy	Common Immediate Parent	EUR	IT Services	—	36	127	—	—	—
Foreign	Enel Italia SrL.	Italy	Common Immediate Parent	EUR	Other Services	1,783	1,536	1,640	—	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	337	298	317	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	1,377	1,171	1,163	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	66	58	62	—	—	—
Foreign	Enel Green Power Morocco	Morocco	Common Immediate Parent	EUR	Other Services	946	701	662	—	—	—
Foreign	Chinango S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	—	—	22	—	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Common Immediate Parent	US$	IT Services	—	—	276	—	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Engineering Services	—	—	3,760	—	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Other Services	—	—	244	—	—	—
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Engineering Services	—	43	9	—	—	—
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Other Services	817	652	—	—	—	—
Foreign	EGP Magdalena Solar SA de CV	Mexico	Common Immediate Parent	US$	Engineering Services	368	368	—	—	—	—
Foreign	Energetica Monzon S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	—	—	916	—	—	—
		Total				61,811	42,935	57,317	—	—	—

b)	Payables to related parties

						Current			Non-current
Taxpayer ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Argentina S.A.	Argentina	Common Immediate Parent	US$	Other Services	2	2	—	—	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	IT Services	94	97	97	—	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	Other Services	22	22	21	—	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	101	101	113	—	—	—
Foreign	Enel X Brasil Gerenciamento de Energia Ltda	Brazil	Common Immediate Parent	US$	IT Services	—	13	12	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	5	—	827	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other Services	426	667	241	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	—	—	3,995	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Administrative Services	—	—	2,551	—	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase	21,477	17,474	14,945	—	—	—
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Common Immediate Parent	US$	Other Services	937	833	964	—	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Other Services	196	205	99	—	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	—	33	35	—	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Coal purchase	—	594	594	—	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Other Services	46	192	196	—	—	—
Foreign	Enel Green Power España SL	Spain	Common Immediate Parent	EUR	Other Services	933	1,278	814	—	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	IT Services	—	—	25	—	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	Other Services	260	674	369	—	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	Engineering Services	—	—	—	—	—	—
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other Services	517	114	515	—	—	—
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Technical Services	—	—	251	—	—	—
Foreign	Enel Finance International NV (*)	Netherlands	Common Immediate Parent	US$	Loan payable	167,101	167,097	167,112	861,531	1,019,514	1,179,760
Foreign	Cesi S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	10	12	130	—	—	—
Foreign	Enel X Advisory Services S.r.L.	Italy	Common Immediate Parent	EUR	Technical Services	8	7	—	—	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	186	508	2,250	—	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	IT Services	109	3,077	8,862	—	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	240	—	272	—	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	85	—	614	—	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	—	28	30	—	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodity Derivatives	7,717	1,358	34,106	—	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Technical Services	1,642	1,467	5,797	—	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	IT Services	228	313	733	—	—	—
Foreign	Enel Green Power Italia	Italy	Common Immediate Parent	EUR	Engineering Services	1,065	711	745	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Other Services	—	—	279	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical Services	7,617	9,032	35,697	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	13,701	14,176	19,048	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	84	3,757	7,136	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	IT Services	1,825	2,250	8,757	—	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	641	—	372	—	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	IT Services	9,744	2,133	19,026	—	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Technical Services	3,785	2,541	9,569	—	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	IT Services	—	698	815	—	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	Other Services	3,211	2,067	2,189	—	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	—	—	129	—	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Engineering Services	2,155	1,490	1,677	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	CLP	Dividends	104,286	40,341	140,285	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	US$	Dividends	—	2	2	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Technical Services	3,946	4,625	7,137	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	IT Services	3,413	2,495	3,334	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	746	1,258	4,098	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Financial Guarantee Service	2,367	1,704	1,362	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	335	—	129	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	IT Services	268	261	496	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical Services	8,413	—	—	—	—	—
Foreign	Consorzio DAP	Italy	Common Immediate Parent	EUR	Other Services	474	—	—	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical Services	—	13,631	16,677	—	—	—
Foreign	Gridspertise s.r.l.	Italy	Common Immediate Parent	EUR	IT Services	1,501	24	1,854	—	—	—
		Total				371,919	299,362	527,383	861,531	1,019,514	1,179,760

(*) See items d) and e) below.

Summary of Significant Transactions and Effect on Income or Expenses

					For the years ended December 31,
Taxpayer ID No.	Company	Country	Relationship	Transaction Description	2025	2024	2023
					ThUS$	ThUS$	ThUS$
Foreign	Endesa Generación, S.A.U.	Spain	Common Immediate Parent	Sale of PPE	—	—	26,675
Foreign	Enel Colombia S.A.S.	Colombia	Common Immediate Parent	Engineering Services	—	—	(3,218)
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Provision of administration services and others	5,671	7,088	9,949
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas consumption	(350,813)	(237,183)	(255,778)
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas Sales	7,292	—	7,844
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Technical Services	—	(6,153)	(5,783)
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	IT Services	(6,360)	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	IT Services	—	(2,584)	(2,399)
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	IT Services	(4,904)	(3,274)	(3,899)
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	Technical Services	(3,582)	(3,217)	(4,147)
Foreign	Enel S.p.A.	Italy	Parent	Technical Services	(3,540)	(3,870)	(4,721)
Foreign	Enel S.p.A.	Italy	Parent	Financial expenses	—	(4,021)	(1,088)
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Commodity derivatives	—	(19,796)	186,283
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Gas Sales	97,152	20,370	—
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Technical Services	(1,540)	(1,538)	(1,759)
Foreign	Enel Finance International NV	Netherlands	Common Immediate Parent	Financial expenses	(35,605)	(67,172)	(67,361)
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	Technical Services	(11,721)	(12,636)	(15,209)
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	IT Services	(4,165)	—	—
Foreign	Gridspertise S.r.L.	Italy	Common Immediate Parent	Purchase of materials	(1,672)	(385)	(3,415)

Summary of Future undiscounted debt flows

					12-31-2025
					Maturity			Maturity
Taxpayer ID No.	Company	Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Finance International NV	Netherlands	US$	2.93%	7,484	182,799	190,283	185,677	21,198	21,139	410,323	301,934	940,271
Total					7,484	182,799	190,283	185,677	21,198	21,139	410,323	301,934	940,271

					12-31-2024
					Maturity			Maturity
Taxpayer ID No.	Company	Country	Currency	Nominal interest rate	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Finance International NV	Netherlands	US$	2.91%	8,620	186,269	194,889	190,283	185,677	21,198	21,140	712,257	1,130,555
Total					8,620	186,269	194,889	190,283	185,677	21,198	21,140	712,257	1,130,555

					01-01-2024
					Maturity			Maturity
Taxpayer ID No.	Company	Country	Currency	Nominal interest rate	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Finance International NV	Netherlands	US$	2.89%	9,826	189,625	199,451	194,737	190,131	185,525	21,045	733,055	1,324,493
Total					9,826	189,625	199,451	194,737	190,131	185,525	21,045	733,055	1,324,493

Summary of Compensation Paid to Members of the Board of Directors

				December 31, 2025
Taxpayer ID No	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThUS$	ThUS$	ThUS$
9.973.492-2	Marcelo Castillo Agurto	Chairman	January - December 2025	—	—	—
8.431.507-9	Gina Ocqueteau Tacchini	Director	April - December 2025	102	—	34
4.774.797-K	Pablo Cabrera Gaete	Director	January - April 2025	44	—	15
12.627.794-6	María Teresa Vial Álamos	Director	January - December 2025	146	—	49
10.434.628-6	Pablo Cruz Olivos	Director	January - December 2025	146	—	49
Foreign	Isabella Alessio	Director	January - April 2025	—	—	—
Foreign	Valentina De Cesare	Director	April - December 2025	—	—	—
Foreign	Rodolfo Avogadro Di Vigliano	Director	April - December 2025	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2025	—	—	—
	TOTAL			438	—	147

				December 31, 2024
Taxpayer ID No	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThUS$	ThUS$	ThUS$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - April 2024	86	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - April 2024	43	—	14
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	January - April 2024	43	—	14
4.774.797-K	Pablo Cabrera Gaete	Director	January - December 2024	144	—	47
12.627.794-6	Maria Teresa Vial Alamos	Director	April - December 2024	102	—	33
10.434.628-6	Pablo Cruz Olivos	Director	April - December 2024	102	—	33
9.973.492-2	Marcelo Castillo Agurto (1)	Chairman	April - December 2024	—	—	—
Foreign	Monica Girardi	Director	January - September 2024	—	—	—
Foreign	Isabella Alessio	Director	January - December 2024	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2024	—	—	—
	TOTAL			520	—	141

				December 31, 2023
Taxpayer ID No	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThUS$	ThUS$	ThUS$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2023	311	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - December 2023	155	—	51
4.774.797-K	Pablo Cabrera Gaete	Director	January - December 2023	155	—	51
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	January - December 2023	155	—	51
Foreign	Monica Girardi	Director	January - December 2023	—	—	—
Foreign	Isabella Alessio	Director	January - December 2023	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2023	—	—	—
	TOTAL			776	—	153

(1)	Mr. Marcelo Castillo Agurto was elected as Chairman of the Board of Directors of the Company at the Ordinary Board Meeting held on April 29, 2024, a position previously held by Mr. Herman Chadwick Piñera.

Disclosure Of Compensation Of Key Management Personnel Explanatory

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Gianluca Palumbo (1)	Chief Executive Officer
27.101.372-8	Giuseppe Turchiarelli (1)	Chief Executive Officer
Foreign	Simone Conticelli	Administration, Finance and Control Officer
Foreign	Gaetano Manzulli (2)	Human Resources and Organization Manager
6.973.465-0	Domingo Valdés Prieto (3)	General Counsel and Secretary to the Board
8.664.305-7	Nicolás Lustig Falcón (3)	General Counsel and Secretary to the Board
16.261.687-0	Juan Francisco Díaz Valenzuela	Internal Audit Officer
11.625.161-2	Pedro Urzúa Frei	External Relations & Sustainability Officer
(1)	On March 1, 2024, Mr. Giuseppe Turchiarelli assumed the position of Interim Chief Executive Officer, maintaining this appointment until May 1, 2024, when he took on the role of CEO of the Company on a permanent basis. Mr. Giuseppe Turchiarelli continued to serve as Interim CFO until September 30, 2024. Effective October 1, 2024, Mr. Simone Conticelli assumed the position of CFO. On June 30, 2025, Mr. Giuseppe Turchiarelli left his position as CEO, and Mr. Gianluca Palumbo was appointed in his place, assuming his role on July 1, 2025.
(2)	On December 31, 2024, Mrs. Liliana Schnaidt Hagedorn ceased to be a Principal Executive of the Company, and Mr. Gaetano Manzulli was appointed in her place, assuming his position on January 1, 2025. On January 31, 2026, Mr. Gaetano Manzulli left his position as Human Resources and Organization Manager, and Mr. Leonel Javier Sánchez was appointed in his place, assuming his position on February 1, 2026.
(3)	On December 16, 2024, Mr. Domingo Valdes Prieto ceased to be a Principal Executive of the Company, and Mr. Nicolás Lustig Falcón was appointed in his place, assuming his role on December 17, 2024. On January 31, 2025, Mr. Nicolás Lustig Falcón submitted his resignation to the Company.

Summary of Compensation Received by Key Management Personnel

	December 31, 2025	December 31, 2024	December 31, 2023
	ThUS$	ThUS$	ThUS$
Remuneration	1,528	1,988	2,924
Short-term benefits for employees	350	394	411
Other long-term benefits	79	434	470
Total	1,957	2,816	3,805